Additional Information: Condensed Financial Statements of the Company - Condensed Balance Sheets of the Parent Company (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 21,989	$ 37,320
Restricted cash	8,237	2,954
Prepayments and other assets	7,477	7,828
Amounts due from related party	2,264	692
Total current assets	71,940	85,272
Total assets	97,254	90,097
Current liabilities:
Amounts payable to related party	1,503	1,022
Accrued expenses and other liabilities	25,742	21,319
Total current liabilities	40,539	47,653
Non-current liabilities:
Other non-current liabilities	321
Total non-current liabilities	321
Total liabilities	40,860	47,653
Mezzanine equity
Total mezzanine equity		22,977
Shareholders’ equity
Ordinary shares		11
Additional paid-in capital	220,292	118,818
Accumulated other comprehensive income	(429)	706
Accumulated losses	(163,483)	(100,068)
Total shareholders’ equity	56,394	19,467	$ 16,599	$ (28,602)
Total liabilities, mezzanine equity and shareholders’ equity	97,254	90,097
Series A Preferred Stock [Member]
Mezzanine equity
Series A redeemable convertible preferred shares (“Series A Preferred Shares”) (US$0.00005 par value; 29,000,000, and nil shares issued and outstanding as of December 31, 2019 and 2020)		22,977
Total mezzanine equity		22,977	$ 20,437
Parent
Current assets:
Cash and cash equivalents	3,332	10,673
Restricted cash		2,867
Prepayments and other assets	358
Amounts due from related party	123,337	95,517
Total current assets	127,027	109,057
Total assets	127,027	109,057
Current liabilities:
Amounts payable to related party	3,888	14,351
Accrued expenses and other liabilities	1,078	539
Deficit in subsidiaries	65,346	51,723
Total current liabilities	70,312	66,613
Non-current liabilities:
Other non-current liabilities	321
Total non-current liabilities	321
Total liabilities	70,633	66,613
Mezzanine equity
Total mezzanine equity		22,977
Shareholders’ equity
Ordinary shares	14	11
Additional paid-in capital	220,292	118,818
Accumulated other comprehensive income	(429)	706
Accumulated losses	(163,483)	(100,068)
Total shareholders’ equity	56,394	19,467
Total liabilities, mezzanine equity and shareholders’ equity	$ 127,027	109,057
Parent | Series A Preferred Stock [Member]
Mezzanine equity
Series A redeemable convertible preferred shares (“Series A Preferred Shares”) (US$0.00005 par value; 29,000,000, and nil shares issued and outstanding as of December 31, 2019 and 2020)		$ 22,977